Future Minimum Lease Payments Required under Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 2,130
2017	1,993
2018	1,742
2019	1,230
2020	838
2021 and beyond	283
Total	$ 8,216